Income Tax - Schedule of Tax Loss Carryforwards (Details)	Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
2028	$ 4,167,597
2029	2,726,651
2030	2,818,368
2031	3,439,572
Thereafter	1,315,719
Total	$ 14,467,907